Restricted Cash and Cash Equivalents	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents
NOTE
2-RESTRICTED
CASH AND CASH EQUIVALENTS
Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee. The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.
As of March 31, 2023 and December 31, 2022, we had $160 million and $92 million of restricted cash and cash equivalents, respectively, as required under the above agreement.

NOTE 3—RESTRICTED CASH AND CASH EQUIVALENTS
Pursuant to the accounts agreement entered into with the collateral trustee for the benefit of our debt holders, we are required to deposit all cash received into reserve accounts controlled by the collateral trustee. The usage or withdrawal of such cash is restricted to the payment of liabilities related to the Liquefaction Project and other restricted payments.
As of December 31, 2022 and 2021, we had $92 million and $98 million of restricted cash and cash equivalents, respectively, as required by the above agreement.